Liquidity risk - Contractual Maturities of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	SFr 111.0	SFr 45.9
Current lease liabilities	24.4	17.2
Other financial liabilities	9.5	4.2
Other current financial liabilities	33.9	21.4
Non-current lease liabilities	153.3	187.2
Total other non-current financial liabilities at amortized cost	153.3	187.2
Due in less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	111.0	45.9
Current lease liabilities	5.8	4.2
Other financial liabilities	9.5	4.2
Other current financial liabilities	15.4	8.4
Non-current lease liabilities	0.0	0.0
Total other non-current financial liabilities at amortized cost	0.0	0.0
Due 4 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	18.5	13.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	18.5	13.0
Non-current lease liabilities	0.0	0.0
Total other non-current financial liabilities at amortized cost	0.0	0.0
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	73.6	78.8
Total other non-current financial liabilities at amortized cost	73.6	78.8
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	79.7	108.4
Total other non-current financial liabilities at amortized cost	SFr 79.7	SFr 108.4